Note 9 - Concentrations (Details Textual) - Revenue Benchmark [Member] - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Number of Major Customers	1	1
Concentration Risk, Percentage	5.00%	5.00%
Priority Payment Systems LLC [Member]
Concentration Risk, Percentage	32.00%	44.00%
BIN and ICA [Member]
Concentration Risk, Percentage	53.00%	38.00%
First Data Corp [Member]
Concentration Risk, Percentage	10.00%